Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2019
Assets Held For Sale [Abstract]
Disclosure of Detailed Information About In Assets Held For Sale Explanatory	From January 2020 to the date of issuance of these financial statements, sale and leaseback agreements of 9 aircraft have been executed, with the following effects:

Fleet	Asset held for sale	Previous debt	Sale price	Net cash	Net gain (loss)	Asset right of use	Debt by right of use
A320	$264,921	$92,319	$263,293	$170,974	$4,180	$197,707	$191,899
Additionally, from January, 2020 to the date of issuance of this report, the Group sold 10 aircraft Embraer E190, with the followings effects:

Fleet	Asset held for sale	Previous debt	Sale price	Net cash	Net gain (loss)
E-190	$59,611	$52,840	$64,856	$12,016	$5,245
Spare parts	3,716	—	3,360	3,360	(356)

Total	$63,327	$52,840	$68,216	$15,376	$4,889

Also, at the date of issuance of this report, the Group sold 2
A300-200
aircraft, with the following effects:

Fleet	Carrying amount	Sale price	Net gain
A-300-200	$404	$1,651	$1,247